Changes in working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in working capital [Abstract]
Trade and other receivables	$ (6,802)	$ (5,885)
Financial and other assets	(63)	(563)
Income tax receivable		(282)
Inventories	670	(3,849)
Accounts payable and accrued liabilities	(12,600)	6,752
Other liabilities	556	147
Total	$ (18,239)	$ (3,680)